General and Administrative Expenses (Details) - USD ($) $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	[2]	Dec. 31, 2022	[2]
General And Administrative Expenses [Line Items]
Total General and Administrative Expenses		$ 2,220	$ 3,255	[1]	$ 5,946	[1]
General and administrative expenses
General And Administrative Expenses [Line Items]
Salaries, wages and related expenses	[3]	814	805		1,477
Share-based payment	[3]	239	302		433
Legal and professional services	[3]	561	971		2,128
D&O insurance		211	663		1,026
Corporate costs		155	111		217
Maintenance, office and software fees		98	154		259
Depreciation and amortization		84	124		223
Others		$ 58	$ 125		$ 183

[1]	Restated- see Note 3 for details of discontinued operation
[2]	Restated- see Note 3 for discontinued operation
[3]	Including expenses in respect of related parties - see Note 15.